SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue | Customer concentration | Company A
Concentration of Credit Risks
Concentration risk percentage	49.00%	52.00%	53.00%
Revenue | Customer concentration | Company B
Concentration of Credit Risks
Concentration risk percentage	19.00%	18.00%
Revenue | Customer concentration | Company C
Concentration of Credit Risks
Concentration risk percentage	13.00%	14.00%	15.00%
Revenue | Customer concentration | Company D
Concentration of Credit Risks
Concentration risk percentage		1.00%	12.00%
Accounts receivable | Credit concentration | Company A
Concentration of Credit Risks
Concentration risk percentage	52.00%	22.00%
Accounts receivable | Credit concentration | Company B
Concentration of Credit Risks
Concentration risk percentage	18.00%	3.00%
Accounts receivable | Credit concentration | Company C
Concentration of Credit Risks
Concentration risk percentage	16.00%	11.00%
Accounts receivable | Credit concentration | Company E
Concentration of Credit Risks
Concentration risk percentage		53.00%